CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total USD ($)	Common Shares Number	Equity Units Number	Common Shares and Equity Units Amount USD ($)	Contributed Surplus USD ($)	Warrants USD ($)	Stock Options USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Balance at Dec. 31, 2013				$ 289,149,413	$ 5,171,603	$ 543,915	$ 19,849,225	$ (317,645,497)	$ (2,574)
Balance (in shares) at Dec. 31, 2013		75,522,411	500,236
Net loss								(24,880,770)
Other comprehensive income									19,578
Stock option compensation							207,533
Fair value of options exercised				76,659			(76,659)
Equity Units converted to shares		500,136	(500,136)
Equity component - convertible notes					6,511,041
Common shares issued for:
Option exercises				100,100
Option exercises (in shares)		55,000
Balance at Dec. 31, 2014	(20,976,433)			289,326,172	11,682,644	543,915	19,980,099	(342,526,267)	17,004
Balance, (in shares) at Dec. 31, 2014		76,077,547	100
Common shares issued for:
Net loss								(3,712,331)
Other comprehensive income									27,943
Stock option compensation							59,321
Balance at Mar. 31, 2015	$ (24,601,500)			$ 289,326,172	$ 11,682,644	$ 543,915	$ 20,039,420	$ (346,238,598)	$ 44,947
Balance, (in shares) at Mar. 31, 2015		76,077,547	100